Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of share based payments [abstract]
Charges for Share-based Incentive Plans	Charges for share-based incentive plans were as follows:

	2022	2021	2020
	£m	£m	£m
Share-based payments	122.0	99.6	74.4

Movement on Ordinary Shares Granted for Significant Restricted Stock Plans
Movement on ordinary shares granted for significant restricted stock plans:

	Non-vested 1 January 2022 number m		Granted number m		Forfeited number m		Vested number m		Non-vested 31 December 2022 number m
Executive Performance Share Plan (EPSP)	16.7		6.1		(2.2)		(0.2)		20.4
Performance Share Awards (PSA)	3.1		4.0		(0.2)		(2.8)		4.1
Leadership Share Awards	10.4		4.9		(1.2)		(2.8)		11.3

Weighted average fair value (pence per share)
Executive Performance Share Plan (EPSP)	900	p	1,025	p	1,055	p	613	p	924	p
Performance Share Awards (PSA)	604	p	911	p	798	p	519	p	952	p
Leadership Share Awards	922	p	787	p	881	p	795	p	899	p